Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 89,795	$ 77,516	$ 32,995
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of finance receivables	85,960	0	0
Provision for credit losses on finance receivables	929	81,619	99,389
Provision for repurchase liability	0	9,168	14,865
Depreciation and amortization	10,282	6,732	4,281
Debt issuance cost amortization	2,310	1,945	1,785
Profit interest and stock-based compensation expense	3,012	144	66
Loss on disposition of equipment	6	0	0
Deferred income taxes	(544)	0	0
Loss on tax receivable agreement liability	296	0	0
Change in fair value of warrant units	4,208	0	0
Change in fair value of warrant liability	(26,405)	0	0
Gain on forgiveness of Paycheck Protection Program loan	(6,444)	0	0
Changes in assets and liabilities:
Unamortized loan origination costs	0	4,947	(8,273)
Accrued interest and fees receivable	(2,751)	5,892	(5,057)
Other assets	(4,969)	291	(1,809)
Accounts payable	3,437	(3,370)	1,144
Accrued expenses	8,224	7,228	9,533
Net cash provided by operating activities	167,346	192,112	148,919
Cash flows from investing activities:
Finance receivables originated and acquired	(587,639)	(473,403)	(476,315)
Finance receivables repayments and recoveries	402,542	395,716	283,677
Net repurchases from third-party lender	0	(9,905)	(14,870)
Purchases of equipment and capitalized technology	(14,373)	(10,720)	(6,642)
Net cash used in investing activities	(199,470)	(98,312)	(214,150)
Cash flows from financing activities:
Member distributions	(51,024)	(15,776)	(9,485)
Member contributions	200	0	0
Payments to Opportunity Financial, LLC unit holders	(91,646)	0	0
Cash received in reverse capitalization	91,857	0	0
Payment of capitalized transaction costs	(21,591)	0	0
Net advances (payments) of secured borrowing payable	6,418	(1,383)	8,328
Net advances (payments) of senior debt	120,943	(70,944)	81,479
Payment of subordinated debt - related party	(4,000)	0	0
Proceeds from other debt	0	6,354	0
Payment for debt issuance costs	(2,328)	(2,373)	(2,311)
Net cash provided by (used in) financing activities	48,829	(84,122)	78,011
Net increase in cash and restricted cash	16,705	9,678	12,780
Cash and restricted cash
Beginning	45,657	35,979	23,199
Ending	62,362	45,657	35,979
Supplemental disclosure of cash flow information:
Interest paid on borrowed funds	22,041	19,973	19,687
Non-cash change from adopting the fair value option on finance receivables	69,435	0	0
Non-cash investing and financing activities:
Warrant liabilities recognized in the reverse recapitalization	37,645	0	0
Additional paid-in capital recognized in the reverse capitalization	78,468	0	0
Conversion of warrant unit liability to additional paid-in capital	5,517	0	0
Forgiveness of Paycheck Protection Program loan	$ 6,444	$ 0	$ 0